TAXATION - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between total income tax expense and the amount computed by applying the US statutory income tax rate to income before income taxes
Weighted average statutory income tax rate	(21.00%)	(21.00%)	(21.00%)
States taxes, net of federal benefit	(5.00%)	(2.00%)	(9.00%)
Tax effect of non-deductible expenses	(4.00%)	(7.00%)	10.00%
Tax effect of tax-exempt entities	4.00%		(60.00%)
Changes in valuation allowance	26.00%	23.00%	48.00%
Effective tax rate		(7.00%)	(32.00%)